MASTER TRUST (Tables)	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Master Trust [Line Items]
Fair Values of Investments in the Master Trust
The following table presents the fair values of all investments in the Master Trust and the Plan's interest in the Master Trust balances.

	Year Ended September 30, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,444,951,104	3,008,993
Collective funds and trusts	5,027,454,439	20,754,374
Emerson Common Stock Fund	607,091,505	6,669,824
Money market funds	278,832,960	795,092

Total investments at fair value	$7,358,330,008	31,228,283

	Year Ended September 30, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,362,605,921	66,627,910
Collective funds and trusts	3,905,004,698	257,221,297
Emerson Common Stock Fund	561,077,986	62,897,739
Money market funds	274,470,283	23,155,303

Total investments at fair value	$6,103,158,888	409,902,249

Investment income for the entire Master Trust follows.

	Year Ended September 30
	2024	2025

Net appreciation in fair value of investments	$1,183,458,899	846,899,194
Dividends and interest, net of fees	61,597,926	89,088,221

Total Master Trust investment income	$1,245,056,825	935,987,415

Plan’s share of Master Trust investment income	$80,948,602	12,431,214